Consolidated Statements of Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Revenues
Operating lease revenue	$ 94,706		$ 328,581
Operating lease revenue		$ 99,347		$ 285,747
Finance lease revenue	153		469
Finance lease revenue		167		512
Equity earnings (loss) from unconsolidated subsidiary	2,617	136	2,727	(110)
Gain on sale of aircraft	38,934	2,579	82,632	5,524
Interest and other income	2,624	2,337	6,361	4,321
Total revenues	139,034	104,566	420,770	295,994
Expenses
Depreciation	33,881	36,569	108,769	104,197
Interest expense	33,580	37,472	107,198	104,039
Selling, general and administrative	8,013	7,719	26,173	22,698
Loss (gain) on derivatives	2,537	(2,095)	2,809	(2,615)
Loss on extinguishment of debt	1,620	560	5,330	1,458
Maintenance and other costs	623	323	2,846	2,037
Total expenses	80,254	80,548	253,125	231,814
Net income before provision for income taxes	58,780	24,018	167,645	64,180
Provision for income taxes	7,076	3,278	16,926	9,466
Net income	$ 51,704	$ 20,740	$ 150,719	$ 54,714
Weighted average number of shares:
Basic (in shares)	30,873,297	30,302,193	31,846,836	28,764,793
Diluted (in shares)	30,987,394	30,381,248	31,954,204	28,818,464
Earnings per share:
Basic (in dollars per share)	$ 1.67	$ 0.68	$ 4.73	$ 1.90
Diluted (in dollars per share)	$ 1.67	$ 0.68	$ 4.72	$ 1.90